Financial Information as per operating segments (Details 10) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Liabilities		$ 749,400,479	$ 671,371,605
Chile Segment [Member]
Liabilities		388,121,093	407,091,622
International Business Segment [Member]
Liabilities		119,351,344	99,700,218
Wines Segment [Member]
Liabilities		95,094,080	104,147,109
Other Segments [Member]
Liabilities	[1]	$ 146,833,962	$ 60,432,656

[1]	Others includes liabilites corresponding to the Corporate Support Units.